Form N-1A Cover	Oct. 31, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund IV
Entity Central Index Key	0001517936
Entity Investment Company Type	N-1A
Document Effective Date	Oct. 21, 2026
Document Creation Date	Oct. 21, 2026
Document Period End Date	Oct. 31, 2025